CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	3 Months Ended		12 Months Ended		9 Months Ended	21 Months Ended	9 Months Ended	21 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Sep. 30, 2013 Inventergy Inc [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Sep. 30, 2013 Series A One Preferred Stock [Member] Inventergy Inc [Member]	Sep. 30, 2013 Series A One Preferred Stock [Member] Inventergy Inc [Member]	Sep. 30, 2013 Series A Two Preferred Stock [Member] Inventergy Inc [Member]	Sep. 30, 2013 Series A Two Preferred Stock [Member] Inventergy Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (400,000)	$ 135,000	$ 222,000	$ 512,000	$ (2,417,841)	$ (12,783)	$ (2,430,624)	$ (121,000)	$ 254,000	$ 1,184,000	$ 679,000	$ 0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	41,000	26,000	134,000	105,000		0		40,000	25,000	132,000	97,000
Provision for doubtful trade accounts receivable	0	3,000	23,000	46,000
Provision for obsolete inventory			40,000	119,000
Imputed interest expense on notes payable	72,000	(42,000)	(306,000)	158,000				72,000	(42,000)	(306,000)	158,000
Deferred income taxes			0	0				(153,000)	0	20,000	(1,000)
Impairment of investment	(394,000)	0						(394,000)	0
Other			0	(5,000)
Loss (gain) on disposal of fixed assets			3,000	(2,000)
Decrease in fair value of derivative liabilities					536,544		536,544					0		0
Amortization of discount on notes payable					201,719	0	201,719					0		0
Amortization of patents					157,097	0	157,097					0		0
Loss on sale of discontinued operations	(58,000)	(82,000)	286,000	0
Stock-based compensation expense			4,000	7,000	1,166,931	0	1,166,931					0		0
Changes in net assets and liabilities, net of effects of business acquisition
Trade accounts receivable	(406,000)	60,000	(126,000)	759,000				(474,000)	(143,000)	(193,000)	876,000
Inventories	957,000	138,000	(191,000)	136,000				971,000	73,000	(184,000)	(8,000)
Prepaid and other assets	(126,000)	117,000	174,000	(155,000)	(22,757)	0	(22,757)	(71,000)	106,000	176,000	(266,000)	0		0
Trade accounts payable	(642,000)	(340,000)	238,000	(601,000)				(512,000)	(330,000)	109,000	(573,000)
Accrued expenses and other	60,000	(50,000)	(388,000)	(77,000)		12,783		99,000	(7,000)	(260,000)	(7,000)
Deposits and other assets					(17,549)	0	(17,549)					0		0
Accounts payable					121,013	0	133,796					0		0
Accrued interest on notes payable					3,667		3,667					0		0
Net cash provided by operating activities	(50,000)	47,000	113,000	1,002,000	(1,344,264)		(1,344,264)	245,000	(64,000)	678,000	955,000	0		0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(60,000)	(148,000)	(288,000)	(232,000)				(60,000)	(148,000)	(288,000)	(121,000)
Purchase of patents					(4,189,254)	0	(4,189,254)					0		0
Net cash used in investing activities	(60,000)	(148,000)	(288,000)	(232,000)	(4,189,254)		(4,189,254)	(60,000)	(148,000)	(288,000)	(121,000)	0		0
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note payable	(9,000)	(182,000)	(210,000)	(168,000)				(9,000)	(182,000)	(210,000)	(168,000)
Net distributions from (to) EON Communications Corporation								(209,000)	47,000	(390,000)	354,000
Proceeds from sale of treasury stock			1,000	0
Proceeds from employee stock purchase plan	13,000	0	0	18,000
Proceeds from issuance of common stock					3,548,343	0	3,548,343					0		0
Proceeds from issuance of redeemable convertible preferred stock												50,000	50,000	1,498,526	1,498,526
Proceeds from issuance of notes payable					4,950,000	0	4,950,000					0		0
Net cash used in financing activities	4,000	(182,000)	(209,000)	(150,000)	10,046,869		10,046,869	(218,000)	(135,000)	(600,000)	186,000	0		0
Net increase (decrease) in cash and cash equivalents	(106,000)	(283,000)	(384,000)	620,000	4,513,351		4,513,351	(33,000)	(347,000)	(210,000)	1,020,000	0		0
Cash and cash equivalents, beginning of period	1,778,000	2,162,000	2,162,000	1,542,000	0	0	0	1,649,000	1,859,000	1,859,000	839,000	0		0
Cash and cash equivalents, end of period	1,672,000	1,879,000	1,778,000	2,162,000	4,513,351	0	4,513,351	1,616,000	1,512,000	1,649,000	1,859,000	0	0
Supplemental cash flow information:
Income taxes paid			12,000	60,000
Cash paid for interest					4,166	0	4,166					0
Non cash investing and financing activity:
Note payable for purchase of equipment			0	111,000						0	111,000
Receivable from sale of business			48,000	0
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Convert outstanding LLC accrued liabilities to member contribution, January 2013					12,783	0	12,783					0
Allocation of fair value from Series A-2 redeemable convertible preferred stock to Series A-1 redeemable convertible preferred stock (See Note 6)					865,985	0	865,985					0
Allocation of fair value from notes payable to Series A-1 redeemable convertible preferred stock (See Note 5)					2,392,889	0	2,392,889					0
Fair value of notes payable redemption derivative liability					582,903	0	582,903					0
Fair value of Series A-1 redeemable convertible preferred stock anti-dilution derivative liability					$ 548,465	$ 0	$ 548,465					$ 0